RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt - USD ($)			3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jan. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest			$ 0	$ 0	$ 0	$ 600,000
Total related party			630,400		558,400	$ 0
Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		$ 316,504			556,166
Expenses owed to related party					2,234
Total related party			$ 630,400		558,400
June 2017 #1 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	$ 107,048
June 2017 #2 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	132,614
Principal [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		300,000			535,050
Principal [Member] | June 2017 #1 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	105,000
Principal [Member] | June 2017 #2 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	130,050
Accrued Interest [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		$ 16,504			$ 21,116
Accrued Interest [Member] | June 2017 #1 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	2,048
Accrued Interest [Member] | June 2017 #2 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	$ 2,564